Details of Significant Accounts - Income tax, schedule of deferred income tax assets or liabilities as a result of temporary differences and tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	$ 257	$ 244
Recognized in profit or loss	1,817	29
Net exchange differences	(27)	(16)
Deferred income tax assets, balance at the end	2,047	257
Unrealized expenses
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	256	228
Recognized in profit or loss	1,820	43
Net exchange differences	(26)	(15)
Deferred income tax assets, balance at the end	2,050	256
Allowance for bad debts
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	0
Recognized in profit or loss	13
Net exchange differences	0
Deferred income tax assets, balance at the end	13	0
Unrealized exchange losses
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	0
Recognized in profit or loss	(14)
Net exchange differences	0
Deferred income tax assets, balance at the end	(14)	0
Others
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	1	16
Recognized in profit or loss	(2)	(14)
Net exchange differences	(1)	(1)
Deferred income tax assets, balance at the end	$ (2)	$ 1